Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 31, 2012
SIMT REAL ESTATE FUND (Second Prospectus Summary) | SIMT REAL ESTATE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	REAL ESTATE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Total return, including current income and capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 83%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Real Estate Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of real estate companies (e.g., common stocks, rights, warrants,
ETFs, convertible securities and preferred stocks of REITs and real estate operating companies (REOCs)). The Fund is non-diversified and expects to hold a relatively small number of securities, thus increasing the importance of each holding. Generally, the Fund will invest in real estate companies operating in the United States. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general
		supervision of SIMC.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	Generally, the Fund will invest in real estate companies operating in the United States.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Equity Market Risk - The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk - The risk that the securities of issuers in the real estate industry may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Non-Diversified Risk - The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Real Estate Industry Risk - Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund's investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

REITs Risk - REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, which are discussed above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Companies Risk - The smaller and medium capitalization REITs and other companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

		Loss of money is a risk of investing in the Fund.
Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each calendar year since inception and by showing how the
Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

The Fund's Class I Shares commenced operations on October 1, 2007. Therefore, performance and average annual total returns for the periods prior to October 1,
2007 are calculated using the performance and average annual total returns of the Fund's Class A Shares, adjusted for the higher expenses of the Class I
		Shares. The Fund's Class A Shares commenced operations on November 13, 2003.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each calendar year since inception and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 34.14% (06/30/09) Worst Quarter: -38.60% (12/31/08)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	As noted above, the Fund's Class I Shares commenced operations on October 1,
2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A
Shares, adjusted for the higher expenses of the Class I Shares. The Fund's Class
A Shares commenced operations on November 13, 2003.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
		plans or individual retirement accounts.
SIMT REAL ESTATE FUND (Second Prospectus Summary) | SIMT REAL ESTATE FUND | Wilshire U.S. Real Estate Securities Index Return
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Wilshire U.S. Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.15%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2003	[1]
SIMT REAL ESTATE FUND (Second Prospectus Summary) | SIMT REAL ESTATE FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Annual Return 2004	rr_AnnualReturn2004	36.52%
Annual Return 2005	rr_AnnualReturn2005	16.09%
Annual Return 2006	rr_AnnualReturn2006	35.82%
Annual Return 2007	rr_AnnualReturn2007	(16.83%)
Annual Return 2008	rr_AnnualReturn2008	(41.48%)
Annual Return 2009	rr_AnnualReturn2009	24.77%
Annual Return 2010	rr_AnnualReturn2010	28.45%
Annual Return 2011	rr_AnnualReturn2011	7.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.60%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.47%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2003
SIMT REAL ESTATE FUND (Second Prospectus Summary) | SIMT REAL ESTATE FUND | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.50%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2003
SIMT REAL ESTATE FUND (Second Prospectus Summary) | SIMT REAL ESTATE FUND | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.45%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2003

[1]	Index returns are shown from November 30, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.